SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment transaction
Summary of share-based compensation expense recorded during the year

	2023	2022
Share option plan expense (i)	$—	$0.1
Restricted share unit plan expense, including restricted performance shares (ii)	19.0	13.2
Deferred share units expense (iii)	1.6	1.4
Employer portion of employee share purchase plan (iv)	2.4	2.5
Total share-based compensation expense	$23.0	$17.2

Share option
Share-based payment transaction
Summary of status of the share option plan and changes during the year

	2023		2022
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000’s)	(C$/option)	(000’s)	(C$/option)
Balance at January 1	7,186	$2.84	3,764	$4.47
Issued on acquisition of Great Bear(a)	—	—	9,880	1.93
Exercised	(6,327)	2.59	(6,368)	2.36
Expired	—	—	(90)	4.69
Outstanding at end of period	859	$4.68	7,186	$2.84
Exercisable at end of period	859	$4.68	7,186	$2.84

(a)	See Note 6i for details of the options issued on acquisition of Great Bear.

Summary of information about the stock options outstanding and exercisable

		Options outstanding and exercisable
				Weighted
			Weighted	average
		Number of	average	remaining
		options	exercise price	contractual life
Exercise price range in C$:		(000’s)	(C$)	(years)
4.59	4.77	646	4.59	1.92
4.78	5.01	194	4.95	0.87
5.02	5.06	19	5.06	0.14
		859	$4.68	1.64

RSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2023		2022
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance at January 1	4,905	$7.44	5,293	$7.81
Granted	4,847	5.16	3,928	6.85
Reinvested	182	5.90	170	7.50
Redeemed - Cash	(1,325)	7.85	(1,609)	7.67
Redeemed - Equity	(990)	7.62	(1,262)	6.55
Forfeited	(947)	6.28	(1,615)	7.68
Outstanding at end of period	6,672	$5.80	4,905	$7.44

RPSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2023		2022
	Number of units	Weighted average	Number of units	Weighted average
	(000’s)	share price (C$/unit)	(000’s)	share price (C$/unit)
Balance at January 1	3,394	$8.06	3,781	$7.25
Granted	2,028	4.68	1,638	6.53
Reinvested	103	6.08	110	7.57
Redeemed	(463)	8.13	(1,319)	4.74
Forfeited	(971)	7.43	(816)	6.54
Outstanding at end of period	4,091	$6.47	3,394	$8.06

DSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2023	2022
DSUs granted (000’s)	329	329
Weighted average grant-date fair value (C$/ unit)	$6.66	$5.47